STATEMENTS OF CHANGES IN NET ASSETS - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
OPERATIONS
Net investment income	$ 2,258,794	$ 2,493,084	$ 2,041,118
Net unrealized gain (loss) on investments allocated from The Prudential Variable Contract Real Property Partnership	2,098,833	1,366,521	4,476,829
Net recognized gain (loss) on investments allocated from The Prudential Variable Contract Real Property Partnership	(562,670)	(108,384)	53,008
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	3,794,957	3,751,221	6,570,955
CAPITAL TRANSACTIONS
Net contributions (withdrawals) by contract owners	(3,264,422)	(1,268,714)	(668,585)
Net contributions (withdrawals) by The Prudential Insurance Company of America	2,037,750	1,814,993	(615,507)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL TRANSACTIONS	(1,226,672)	546,279	(1,284,092)
TOTAL INCREASE (DECREASE) IN NET ASSETS	2,568,285	4,297,500	5,286,863
NET ASSETS
Beginning of year	88,677,532	84,380,032	79,093,169
End of year	$ 91,245,817	$ 88,677,532	$ 84,380,032